Segment analysis - Segment Results (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
Segment analysis
Revenue	$ 4,689	$ 4,055	$ 3,451
Adjusted EBITDA	625	662	545
Capital Expenditure	595	686	268
Segment assets	$ 5,865	$ 5,325	$ 4,254
Number of customers accounting for greater than 10% of revenue | customer	1	1	2
Europe
Segment analysis
Revenue	$ 1,963	$ 1,838	$ 1,599
Adjusted EBITDA	200	281	249
Capital Expenditure	213	190	101
Segment assets	2,754	2,785	2,360
Americas
Segment analysis
Revenue	2,726	2,217	1,852
Adjusted EBITDA	425	381	296
Capital Expenditure	382	496	167
Segment assets	$ 3,111	$ 2,540	$ 1,894